Prepayments and Other Current Assets - Schedule of Prepayments (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Interest receivables		$ 16,162	$ 3,506
Prepayments	[1]	3,024	3,023
VAT recoverable	[2]	1,502	955
Proceeds receivable for employee share option exercises		417	116
Employee loans and advances	[3]	231	290
Others		1,257	889
Prepayments and other current assets		$ 22,593	$ 8,779

[1]	Prepayments are primarily related to prepayments for services, advertisements and other deposits.
[2]	VAT recoverable represented the balances that the Group can utilize to deduct its VAT liabilities within the next 12 months.
[3]	Employee advances and loans are primarily advances to employees that are business related, taxes paid on behalf of employees related to their options, or personal loans granted to select qualified employees with interest or a guarantee. The loan balances are expected to be repaid by the employee within one year.